SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Loyalty Program (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting policies
Net revenues	¥ 23,891	¥ 21,882	¥ 13,862
Minimum
Accounting policies
Estimated Membership Duration	2 years
Maximum
Accounting policies
Estimated Membership Duration	5 years
Loyalty program
Accounting policies
Net revenues	¥ 338	¥ 288	¥ 267